Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	1 Months Ended											3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended							12 Months Ended									12 Months Ended				0 Months Ended	1 Months Ended		1 Months Ended						9 Months Ended						9 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended		4 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended		9 Months Ended		1 Months Ended						0 Months Ended		1 Months Ended
	Jan. 15, 2013	Apr. 30, 2014	Mar. 18, 2014	Feb. 25, 2014	Jan. 27, 2014	Dec. 19, 2013	Dec. 31, 2013	Nov. 20, 2013	Nov. 25, 2013	Oct. 21, 2013	Sep. 30, 2013	Aug. 30, 2013	Sep. 30, 2014	Mar. 31, 2014	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Apr. 16, 2014	Dec. 29, 2013	Dec. 31, 2011	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 Solar Panels and Inverters [Member] Maximum [Member]	Dec. 31, 2013 Solar Panels and Inverters [Member] Minimum [Member]	Dec. 31, 2013 Material and Workmanship [Member]	Dec. 31, 2013 Installation [Member] Maximum [Member]	Dec. 31, 2013 Installation [Member] Minimum [Member]	Dec. 31, 2013 Installation [Member]	Dec. 31, 2012 Installation [Member]	Dec. 31, 2013 Defective Products [Member] Maximum [Member]	Dec. 31, 2013 Defective Products [Member] Minimum [Member]	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member] Maximum [Member]	Feb. 25, 2014 Subsequent Event [Member] Convertible Debt [Member]	Nov. 12, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Oct. 23, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Jul. 08, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Feb. 21, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Jan. 23, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member]	Sep. 30, 2014 Solar Panels and Inverters [Member] Minimum [Member]	Sep. 30, 2014 Material and Workmanship [Member]	Sep. 30, 2014 Installation [Member] Maximum [Member]	Sep. 30, 2014 Installation [Member] Minimum [Member]	Sep. 30, 2014 Installation [Member]	Dec. 31, 2013 Installation [Member]	Sep. 30, 2014 Defective Products [Member] Maximum [Member]	Sep. 30, 2014 Defective Products [Member] Minimum [Member]	Mar. 18, 2014 Convertible Debt [Member]	Sep. 30, 2014 Convertible Debt [Member]	Sep. 30, 2014 Convertible Debt [Member]	Feb. 25, 2014 Convertible Debt [Member]	Sep. 30, 2014 Patents [Member]	Dec. 31, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Apr. 17, 2014 Settled Litigation [Member] ASC Recap LLC [Member]	Apr. 30, 2014 Settled Litigation [Member] ASC Recap LLC [Member]	Apr. 30, 2014 Settled Litigation [Member] ASC Recap LLC [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2013 Minimum [Member] Advances [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Securities Pledged as Collateral [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Apr. 17, 2014 ASC Recap LLC [Member]	Feb. 26, 2014 ASC Recap LLC [Member]	Sep. 30, 2014 ASC Recap LLC [Member]	Jan. 22, 2014 ASC Recap LLC [Member]	Sep. 30, 2013 Advances [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Raw Materials [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate, Cash, Raw Material, and Finished Goods [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Mar. 31, 2014 Southridge Partners IILP [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Nov. 12, 2014 Southridge Partners IILP [Member]	Jul. 08, 2014 Southridge Partners IILP [Member]	Jun. 18, 2014 Southridge Partners IILP [Member]	Jun. 04, 2014 Southridge Partners IILP [Member]	Mar. 26, 2014 Southridge Partners IILP [Member]	Mar. 21, 2014 Southridge Partners IILP [Member]	Feb. 25, 2014 Southridge Partners IILP [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash							$ 150,000						$ 439,000			$ 439,000			$ 150,000
Restructuring and Related Cost, Number of Positions Eliminated	12															12
Convertible Notes Payable						250,000	442,084					200,000	715,198			715,198		250,000	442,084																																																			200,000
Proceeds from Convertible Debt			300,000	200,000	100,000	250,000			200,000			200,000				600,000	201,363																										100,000
Warrants Issued During Period, Warrants (in Shares)						6,250,000										12,500,000			6,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.02		$ 0.02	$ 0.49						$ 0.23			$ 0.23		$ 0.02	$ 0.49	$ 1.36			$ 0.02	$ 3.57																				$ 0.02											$ 0.02			$ 0.02
Debt Conversion, Converted Instrument, Amount				200,000												392,612
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				5,000,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%												8.00%																		8.00%						8.00%												8.00%																				12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 0.02	$ 0.02						$ 0.02			$ 0.02		$ 0.02	$ 0.02																	$ 0.04	$ 0.02						$ 0.02												$ 0.02			$ 0.02
Debt Instrument, Convertible, Threshold Consecutive Trading Days																20 days		20 days	20 days																																				20 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)							$ 0.04									$ 0.04		$ 0.04	$ 0.04																																				$ 0.04
Equity Method Investment, Ownership Percentage																																																																		9.99%
Line Of Credit Facility, Maximum Borrowing Capacity, Percentage																			120.00%																																																									80.00%	50.00%	65.00%	95.00%
Derivative Asset, Fair Value, Gross Liability						243,889	243,889						366,519			366,519		243,889	243,889																																					123,000	123,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net													48,607			31,924			65,962																																					49,000	32,000
Fair Value Assumptions, Expected Volatility Rate																			149.10%
Fair Value Assumptions, Risk Free Interest Rate																			0.70%
Fair Value Assumptions, Expected Term														4 years 36 days					4 years 36 days
Debt Instrument, Unamortized Discount							109,000												109,000
Line of Credit Facility, Expiration Period											1 year
Line of Credit Facility, Maximum Borrowing Capacity											500,000						500,000																																																											200,000				300,000
Interest Expense																																																																			500								500
Preferred Stock, Shares Issued (in Shares)																																																																				50		147
Line of Credit Facility, Collateral Fees, Amount											5,000
Line of Credit Facility, Administrative Fee, Percentage											0.50%
Line of Credit Facility, Administrative Fee, Amount																																																																	500
Prepayment Fee, Percent											0.50%
Long-term Line of Credit							500,000			500,000	350,000		500,000			500,000	350,000		500,000																																																		350,000
Proceeds from Lines of Credit								50,000	50,000	100,000
Finite-Lived Intangible Assets, Remaining Amortization Period																																																												11 years
Finite-Lived Intangible Assets, Net																																																												1,400,000
Finite-Lived Intangible Assets, Accumulated Amortization																																																												201,000
Finite-Lived Intangible Asset, Useful Life																																																											10 years 3 months	17 years
Amortization of Intangible Assets																85,039	83,969		113,071	67,919																																								113,000	68,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months																																																												114,000
Other Finite-Lived Intangible Assets, Gross																																																												145,000
Warranty Period																											25 years	15 years	5 years	10 years	5 years			25 years	5 years												15 years	5 years	10 years	5 years			25 years	5 years
Product Warranty Accrual, Current							344,990						366,128			366,128			344,990	329,680
Disposal Group, Including Discontinued Operation, Other Liabilities, Current																																968,000	1,100,000																		913,000	968,000
Advertising Expense																			16,000	144,000
Research and Development Expense																									243,000	649,000
Number of Wholly Owned Subsidiaries							2												2
Restructuring Charges																0					3,000,000
Debt Instrument, Face Amount							650,000						940,000			940,000			650,000																		200,000																		300,000			200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																						1,000,000																						5,000,000											7,500,000			5,000,000
Class of Warrant or Right, Term of Warrants or Rights																																																							5 years
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value																																													5,000,000																																													5,000,000
Common Stock, Shares Subscribed but Unissued (in Shares)																																																																																	3,200,000		3,200,000	2,200,000					35,000,000
Initial Take-Down Request, Amount																																																																																								300,000
Proceeds from Issuance of Common Stock																																						30,000																																											200,000	100,000
Stock Issued During Period, Shares, Other (in Shares)																																																														8,079,800	8,079,800	8,079,800
Litigation Settlement, Amount																																									250,000	250,000																													250,000	250,000
Additional Take Down Request Amount																																							51,000	125,000																																													125,000	100,000	100,000
Stock Issued During Period, Shares, New Issues (in Shares)		500,000												500,000																								2,528,912	4,214,853																																												31,760,578
Shares Issued, Price Per Share (in Dollars per share)																																						$ 0.012	$ 0.012																								$ 0.031	$ 0.031																	$ 0.02		$ 0.02
Agreement with Party to Sell Prior Debt Owed to Creditors, Amount of Prior Debt Owed																																																																										3,700,000
Market Value of Outstanding Debt Principal, Percent																																														25.00%																												25.00%
Extinguishment of Debt, Amount																																									1,027,705																															1,027,705
Discounted Stock Issuance Price																																									250.00%	250.00%																														250.00%
Debt Settlement Price																																									25.00%	25.00%																														25.00%
Gains (Losses) on Extinguishment of Debt															769,148	769,148																																																									769,148
Cash Equivalents, at Carrying Value							$ 0						$ 0			$ 0			$ 0